Consolidated Balance Sheets Detail - Inventories (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Balance Sheet Related Disclosures [Abstract]
Inventory Write-down	$ 95	$ 1,616	$ 241
Supply Commitment	33	(782)	(192)
Raw materials	11	51
Work in process	62	156
Finished goods	49	37
Inventories	$ 122	$ 244